MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2021
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

The amortized cost, unrealized gains and losses, and fair values of mortgage-backed securities are as follows:

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(Dollars in Thousands)
2021
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$82,059	$283	$(140)	$82,202
Private-label	400	57	—	457

Total	$82,459	$340	$(140)	$82,659

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(Dollars in Thousands)
2020
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$96,488	$486	$(932)	$96,042
Private-label	618	3	(14)	607

Total	$97,106	$489	$(946)	$96,649

Schedule of Mortgage-Backed Securities by Contractual Maturity

The amortized cost and fair value of mortgage-backed securities at June 30, 2021, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$—	$50	$—	$82,409	$82,459
Fair value	—	51	—	82,608	82,659
Weighted-average yield	—	1.57%	—	0.91%	0.91%